Document and Entity Information	Jun. 30, 2025
Cover [Abstract]
Entity Registrant Name	EQT Private Equity Co LLC
Amendment Flag	false
Entity Central Index Key	0002032020
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 30, 2025
Entity Incorporation State Country Code	DE
Entity File Number	000-56683
Entity Tax Identification Number	99-3903361
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Address Line Two	45th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(917)
Local Phone Number	281-0850
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false